SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock MuniHoldings Florida Insured Fund
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-08349

1.	Title of the class of securities of BlackRock MuniHoldings Florida Insured Fund (the "Fund") to be redeemed:

Auction Market Preferred Shares, liquidation preference $25,000 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Fund's Certificate of Designation.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.  The Depository Trust Company (DTC), holder of record of the Shares, determines by lottery how the redemption will be allocated among each participant broker-dealer account that holds Shares and each participant broker-dealer determines how to allocate each redemption among the holders of the Shares held by it.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 2nd day of June, 2008.

BLACKROCK MUNIHOLDINGS FLORIDA INSURED FUND

By:	/s/ Neal J. Andrews
Name:	Neal J. Andrews
Title:	Chief Financial Officer

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
A	09254P207	6/25/2008	387	$ 9,675,000
B	09254P306	6/23/2008	646	$ 16,150,000
C	09254P405	6/24/2008	636	$ 15,900,000
D	09254P504	6/26/2008	399	$ 9,975,000
E	09254P603	6/27/2008	617	$ 15,425,000